Share-based payments - Share Options Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 23, 2023	Aug. 29, 2020	Jan. 31, 2020 Employee shares	Dec. 31, 2022 USD ($) shares Plan $ / shares	Dec. 31, 2021 USD ($) shares Plan $ / shares	Dec. 31, 2020 USD ($) shares Plan $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in USD per share) | $ / shares				$ 6.96	$ 4.90	$ 0.05
Maximum term of options granted				10 years
Number of share options granted (in shares)				4,092,900	2,598,400	1,193,400
Number of employees who exchanged share options for other equity instruments | Employee			4
Number of share options exchanged for other equity instruments (in shares)			431,000			(431,000)
Number of shared based payment arrangement plans | Plan				3	3	3
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees | $				$ 13,980	$ 16,347	$ 823
Tax withheld | $				$ 77
Withholding number of shares exercised				40,204	0	0
Withheld and paid to taxation authority				8,989
2019 Equity Incentive Plan | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Minimum | 2020 Equity Incentive Plan | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Minimum | 2020 Equity Incentive Plan | Share option | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				2 years
Minimum | 2020 Equity Incentive Plan | Share option | Selected beneficiaries | First installment, vesting on first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Minimum | 2021 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Minimum | 2021 Equity Incentive Plan | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Minimum | 2021 Equity Incentive Plan | Share option | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				2 years
Minimum | 2021 Equity Incentive Plan | Share option | Selected beneficiaries | First installment, vesting on first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Maximum | 2020 Equity Incentive Plan | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Maximum | 2020 Equity Incentive Plan | Share option | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Maximum | 2021 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Maximum | 2021 Equity Incentive Plan | Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Maximum | 2021 Equity Incentive Plan | Share option | Selected beneficiaries | Subsequent installments, vesting after first anniversary of grant date
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years